Post employment benefits - Sensitivity analysis (Details) € in Millions	12 Months Ended
Mar. 31, 2023 EUR (€)
Life expectancy
Sensitivity analysis
Increase in actuarial assumption life expectancy (in Years)	1 year
Decrease in actuarial assumption life expectancy (in Years)	1 year
Defined Benefit Pension Plan | Rate of inflation
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ (222)
Increase in actuarial assumption	€ 260
Defined Benefit Pension Plan | Rate of increase in salaries
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ (1)
Increase in actuarial assumption	€ 1
Defined Benefit Pension Plan | Discount rate
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ 385
Increase in actuarial assumption	(341)
Defined Benefit Pension Plan | Life expectancy
Sensitivity analysis
Decrease in actuarial assumption	(129)
Increase in actuarial assumption	€ 128